Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Loss before income taxes consisted of the following for the years presented:

	Year Ended December 31,
	2021	2020	2019
Domestic	$(461,023)	$(316,252)	$(238,533)
Foreign	(20,154)	(12,269)	(1,066)
Loss before income taxes	$(481,177)	$(328,521)	$(239,599)
Income tax expense (benefit) consisted of the following for the years presented:

	Year Ended December 31,
	2021	2020	2019
Current tax expense:
U.S. federal	$—	$—	$—
U.S. state and local	1,481	23	17
Foreign	75	13	29
Total current tax expense	1,556	36	46
Deferred tax expense (benefit):
U.S. federal	—	(70,692)	(34)
U.S. state and local	1,222	(33,823)	94
Foreign	(18)	11	(8)
Total deferred tax expense (benefit)	1,204	(104,504)	52
Income tax expense (benefit)	$2,760	$(104,468)	$98
Income taxes for the year ended December 31, 2021 were primarily due to the profitability of SoFi Lending Corp., which incurs income tax expense in some state jurisdictions where separate company filings are required. The significant change in our income tax positions for the years ended December 31, 2021 and 2019 relative to 2020 was primarily due to a partial release of our valuation allowance in the second quarter of 2020 in connection with deferred tax liabilities resulting from intangible assets acquired from Galileo in May 2020.
A reconciliation of the expected income tax benefit at the statutory federal income tax rate to the income tax expense (benefit) at the effective income tax rate was as follows for the years presented:

	Year Ended December 31,
	2021	2020	2019
Expected income tax benefit at federal statutory rate	$(101,047)	$(68,921)	$(50,316)
Valuation allowance for deferred tax assets	92,197	(9,445)	53,431
State and local income taxes, net of federal benefit	2,096	(26,681)	52
Research and development tax credits	(7,067)	(6,883)	(5,469)
Change in fair value of warrants	22,539	4,310	(595)
Non-deductible compensation expense(1)	23,838	—	—
Share-based compensation(2)	(33,950)	(939)	(66)
Other(2)	4,154	4,091	3,061
Income tax expense (benefit)	$2,760	$(104,468)	$98
Effective tax rate	(0.57)%	31.80%	(0.04)%
_____________________
(1)Reflects the impact of applying Section 162(m), which prohibits deduction of certain excess employee compensation to certain “covered employees”.
(2)We modified the presentation in the current period to separately present the share-based compensation component of non-deductible expenses. The remaining non-deductible expenses are included within “other”. We reclassified amounts for the prior periods to conform to the current period presentation.
A reconciliation of unrecognized tax benefits was as follows for the years presented:

	Year Ended December 31,
	2021	2020	2019
Unrecognized tax benefits at beginning of year	$5,117	$4,307	$1,928
Gross increases – tax positions in prior period	582	55	1,306
Gross decreases – tax positions in prior period	—	(331)	(11)
Gross increases – tax positions in current period	1,273	1,086	1,084
Unrecognized tax benefits at end of year	$6,972	$5,117	$4,307
None of the unrecognized tax benefits as of the end of each annual period presented, if recognized, would affect our effective tax rate in a future period, as the tax benefit would increase a deferred tax asset, which is offset with a full valuation allowance. We expect to continue to accrue unrecognized tax benefits for certain recurring tax positions; however, we do not expect any other significant increases or decreases to unrecognized tax benefits within the next twelve months. The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense (benefit). No interest and penalties were recorded during the years ended December 31, 2021, 2020, and 2019. As of December 31, 2021 and 2020, no accrued interest and penalties were recorded.
The significant components of the Company’s net deferred tax liabilities were as follows as of the dates indicated:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$336,444	$230,866
Operating lease liabilities	29,206	29,340
Share-based compensation	19,473	16,876
Research and development credits	35,416	25,538
Accruals and other	18,610	15,347
Gross deferred tax assets	439,149	317,967
Valuation allowance	(266,448)	(141,101)
Total deferred tax assets	$172,701	$176,866
Deferred tax liabilities:
Depreciation	$(3,555)	$(4,951)
Amortization	(86,081)	(95,819)
Operating lease ROU assets	(25,546)	(26,121)
Servicing rights	(47,585)	(41,556)
Securitization investments	(9,323)	(7,268)
Other	(2,398)	(1,734)
Total deferred tax liabilities	(174,488)	(177,449)
Net deferred tax liabilities	$(1,787)	$(583)
The following table details the activity of the deferred tax asset valuation allowance during the years indicated:

	Balance at Beginning of Period	Additions		Deductions(2)	Balance at End of Period
		Charged to Costs and Expenses	Charged to Other Accounts(1)
Year Ended December 31, 2019
Deferred tax asset valuation allowance	$77,644	$70,782	$—	$—	$148,426
Year Ended December 31, 2020
Deferred tax asset valuation allowance	148,426	87,552	4,916	(99,793)	141,101
Year Ended December 31, 2021
Deferred tax asset valuation allowance	141,101	125,347	—	—	266,448
__________________
(1)Additions charged to other accounts for the year ended December 31, 2020 related to the increase in our valuation allowance in connection with net deferred tax assets acquired in our acquisition of 8 Limited in April 2020.
(2)Deductions for the year ended December 31, 2020 related to the release of our valuation allowance in connection with deferred tax liabilities acquired in our acquisition of Galileo in May 2020.
In assessing the realizability of deferred tax assets, management reviews all available positive and negative evidence.
During the years ended December 31, 2021, 2020, and 2019, we maintained a full valuation allowance against our net deferred tax assets, which was established in 2018, in applicable jurisdictions, increasing our valuation allowance by $125,347, $87,552 and $70,782, respectively.
Additionally, in 2020, we increased our valuation allowance by $4,916 in connection with the acquisition of net operating loss deferred tax assets from 8 Limited, and decreased our valuation allowance by $99,793 due to deferred tax liabilities resulting from intangible assets acquired from Galileo. The deferred tax liabilities arising from our acquisition of intangible assets from Galileo provided for additional sources of income whereby the valuation allowance against pre-combination deferred tax assets could be reduced, which resulted in a tax benefit recognized for the year.
In certain state jurisdictions where sufficient deferred tax liabilities exist, no valuation allowance is recognized. Management reviews all available positive and negative evidence in assessing the realizability of deferred tax assets. We will continue to recognize a full valuation allowance until there is sufficient positive evidence to support its release.
The following table provides information about the Company’s net operating loss carryforwards by jurisdiction as of the date indicated:

	December 31, 2021	Expiration
U.S. federal(1)	$209,564	2031 – 2037
	945,177	Indefinite
U.S. state(2)	1,029,763	2022 – 2041
	206,333	Indefinite
Foreign	59,206	Indefinite
_____________________
(1)Federal net operating loss carryforwards generated in periods after December 31, 2017 are subject to an 80% limitation when used in future tax periods as a result of the Tax Cuts and Jobs Act (“TCJA”) passed in 2017. The CARES Act provided for the temporary elimination of the 80% limitation for any net operating loss utilization prior to January 1, 2021.
(2)State conformity to either TCJA or the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was signed into law in March 2020, is established by each state’s local statutes and conformity to one act does not require conformity to both acts.
Federal and state research and development tax credits were $42,462 as of December 31, 2021, and, if not utilized, will expire at various dates beginning in 2031.
The Company files a federal income tax return in the United States and also files in various state and foreign jurisdictions. As of December 31, 2021, all federal and state tax returns of the Company remain subject to examination by the respective taxing authorities since its inception in 2011, with the exception of the Company’s New York tax returns for the years 2013 through 2015.